Expenses by nature (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Leases, services charges and vacant property costs	$ 306,000,000	$ 341,000,000	$ 390,000,000
Depreciation and amortization	3,452,000,000	2,947,000,000	1,613,000,000
Doubtful accounts	221,000,000	538,000,000	172,000,000
Advertising, publicity and other selling expenses	427,000,000	901,000,000	1,031,000,000
Taxes, rates and contributions	2,326,000,000	2,538,000,000	2,521,000,000
Maintenance and repairs	2,286,000,000	3,254,000,000	3,782,000,000
Fees and payments for services	4,899,000,000	4,586,000,000	3,876,000,000
Director's fees	1,265,000,000	915,000,000	1,382,000,000
Food, beverage and other lodging expenses			0
Payroll and social security liabilities	6,478,000,000	6,852,000,000	7,946,000,000
Cost of sale of goods and services	3,450,000,000	1,464,000,000	1,231,000,000
Cost of sale of agricultural products and biological assets	19,665,000,000	18,398,000,000	11,270,000,000
Supplies and labors	14,820,000,000	14,061,000,000	13,044,000,000
Freights	1,308,000,000	1,931,000,000	964,000,000
Commissions and bank charges	111,000,000	143,000,000	215,000,000
Conditioning and clearance	189,000,000	269,000,000	181,000,000
Travel, library expenses and stationery	191,000,000	277,000,000	381,000,000
Interconnection and roaming expenses	48,000,000	158,000,000	0
Fees to other operators	0	0	0
Others	1,094,000,000	1,518,000,000	756,000,000
Total expenses by nature	62,536,000,000	61,091,000,000	50,746,000,000
Costs [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	225,000,000	247,000,000	260,000,000
Depreciation and amortization	512,000,000	606,000,000	497,000,000
Doubtful accounts	0	134,000,000	8,000,000
Advertising, publicity and other selling expenses	358,000,000	774,000,000	834,000,000
Taxes, rates and contributions	539,000,000	704,000,000	930,000,000
Maintenance and repairs	1,701,000,000	2,617,000,000	3,161,000,000
Fees and payments for services	4,049,000,000	3,641,000,000	2,888,000,000
Director's fees	0	0	0
Food, beverage and other lodging expenses			0
Payroll and social security liabilities	3,066,000,000	3,475,000,000	4,248,000,000
Cost of sale of goods and services	3,450,000,000	1,464,000,000	1,231,000,000
Cost of sale of agricultural products and biological assets	19,665,000,000	18,398,000,000	11,270,000,000
Supplies and labors	142,000,000	1,452,000,000	1,021,000,000
Freights	1,000,000	79,000,000	52,000,000
Commissions and bank charges	5,000,000	9,000,000	110
Conditioning and clearance	0	0	0
Travel, library expenses and stationery	38,000,000	71,000,000	88,000,000
Interconnection and roaming expenses	47,000,000	158,000,000	0
Fees to other operators	0	0	0
Others	34,000,000	96,000,000	135,000,000
Total expenses by nature	33,832,000,000	33,925,000,000	26,733,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	52,000,000	49,000,000	85,000,000
Depreciation and amortization	289,000,000	267,000,000	227,000,000
Doubtful accounts	0	0	0
Advertising, publicity and other selling expenses		0	36,000,000
Taxes, rates and contributions	168,000,000	174,000,000	181,000,000
Maintenance and repairs	418,000,000	498,000,000	459,000,000
Fees and payments for services	458,000,000	773,000,000	815,000,000
Director's fees	1,265,000,000	915,000,000	1,382,000,000
Food, beverage and other lodging expenses			0
Payroll and social security liabilities	2,290,000,000	2,178,000,000	2,567,000,000
Cost of sale of goods and services	0	0	0
Cost of sale of agricultural products and biological assets	0	0	0
Supplies and labors	0	0	0
Freights	5	0	1
Commissions and bank charges	105,000,000	134,000,000	101,000,000
Conditioning and clearance	0	0	0
Travel, library expenses and stationery	60,000,000	97,000,000	158,000,000
Others	56,000,000	62,000,000	78,000,000
Total expenses by nature	5,167,000,000	5,147,000,000	6,090,000,000
Selling Expenses [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	17,000,000	32,000,000	29,000,000
Depreciation and amortization	32,000,000	13,000,000	14,000,000
Doubtful accounts	221,000,000	404,000,000	164,000,000
Advertising, publicity and other selling expenses		127,000,000	161,000,000
Taxes, rates and contributions	1,558,000,000	1,592,000,000	1,335,000,000
Maintenance and repairs	4,000,000	7,000,000	13,000,000
Fees and payments for services	343,000,000	123,000,000	119,000,000
Director's fees	0	0	0
Payroll and social security liabilities	287,000,000	356,000,000	354,000,000
Cost of sale of goods and services	0	0	0
Cost of sale of agricultural products and biological assets	0	0	0
Supplies and labors	162,000,000	15,000,000	17,000,000
Freights	1,187,000,000	1,734,000,000	818,000,000
Commissions and bank charges	1	0	4
Conditioning and clearance	189,000,000	269,000,000	181,000,000
Travel, library expenses and stationery	21,000,000	36,000,000	41,000,000
Interconnection and roaming expenses	0	0
Others	56,000,000	142,000,000	44,000,000
Total expenses by nature	4,147,000,000	4,850,000,000	3,294,000,000
Production Costs [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	12,000,000	13,000,000	16,000,000
Depreciation and amortization	2,619,000,000	2,061,000,000	875,000,000
Doubtful accounts	0	0	0
Advertising, publicity and other selling expenses		0	0
Taxes, rates and contributions	61,000,000	68,000,000	75,000,000
Maintenance and repairs	163,000,000	132,000,000	149,000,000
Fees and payments for services	49,000,000	49,000,000	45,000,000
Director's fees	0	0	0
Payroll and social security liabilities	835,000,000	843,000,000	777,000,000
Cost of sale of goods and services	0	0	0
Cost of sale of agricultural products and biological assets	0	0	0
Supplies and labors	14,516,000,000	12,594,000,000	12,006,000,000
Freights	115,000,000	118,000,000	93,000,000
Commissions and bank charges	0	0	0
Conditioning and clearance	0	0	0
Travel, library expenses and stationery	72,000,000	73,000,000	94,000,000
Others	948,000,000	1,218,000,000	499,000,000
Total expenses by nature	$ 19,390,000,000	$ 17,169,000,000	$ 14,629,000,000